PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

3. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net consisted of the following:

	December 31,
	2013	2014
Leasehold improvements	$1,287,820	$1,565,172
Computers and office equipment	4,329,524	4,474,072
Vehicle	370,346	261,317
Software	637,988	289,455

	6,625,678	6,590,016
Less: accumulated depreciation and amortization	(4,785,259)	(4,776,356)

Property and equipment, net	$1,840,419	$1,813,660

        Depreciation and amortization expense for property and equipment was $1,456,990, $1,296,956 and $990,583 for the years ended December 31, 2012, 2013 and 2014, respectively.